OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Other Liabilities, Current [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2024	2023

Accrued payroll including amounts due to government authorities	1,340	1,090
Provision for vacation and other employee benefits	2,088	1,921
Accrued expenses	694	631
Other liabilities	1,014	2,047

	5,136	5,689